HELD-FOR-SALE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Held For Sale Assets [Abstract]
Disclosure Of Non Current Assets And Liabilities Or Disposal Groups Classified As Held For Sale Explanatory

	2019	2018
Assets
Operations in Africa (a)	4,271,348	4,923,187
Nonstrategic assets (b)	119,742
Total	4,391,090	4,923,187

	2019	2018
Liabilities
Operations in Africa (a)	491,225	526,870
Nonstrategic liabilities (b)	3,070
Total	494,295	526,870

Disclosure Of Detailed Information About Assets And Liabilities Held For Sale Explanatory
The main components of the assets held sale and liabilities associated to assets held for sale of the African operations are as follows:

	Operations in Africa
	2019 (1)	2018
Held-for-sale assets	4,271,348	4,923,187
Cash, cash equivalents and cash investments	63,993	82,639
Accounts receivable	113,699	108,343
Dividends receivable (i)	2,435,014	2,566,935
Held-for-sale asset (i)	1,474,699	1,843,778
Other assets	74,300	145,709
Investments	4,916	19,414
Property, plant and equipment	83,400	108,768
Intangible assets	21,327	47,601
Liabilities directly associated to assets held for sale	491,225	526,870
Borrowings and financing	11,589	188
Trade payables	37,119	52,064
Other liabilities	442,517	474,618
Non-controlling interests (ii)	146,180	243,491
Total held-for-sale assets, net of the corresponding liabilities	3,633,943	4,152,826

(1)
The
non-operating
companies started to consolidated in the balance sheet beginning December 31, 2019, whose assets and liabilities total R$326,229 and R$78,113, respectively (see Note 1 – Company subsidiaries).

(i)
Represents the indirect interest held by PT Ventures in the dividends receivable and the fair value of the financial investment in Unitel, both classified as held for sale. The assets from the investment held in PT Ventures are measure substantially at the fair value of the investment for sale, which occurred on January 23, 2020, as referred to above, in Note 33;

(ii)	Represented mainly by the Samba Luxco’s 14% stake in Africatel and, consequently, in its net assets.